Expense Example, No Redemption (Invesco Small Cap Equity Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Small Cap Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 683
3 Years	963
5 Years	1,264
10 Years	2,116
Class B, Invesco Small Cap Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	216
3 Years	667
5 Years	1,144
10 Years	2,271
Class C, Invesco Small Cap Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	216
3 Years	667
5 Years	1,144
10 Years	2,462
Class R, Invesco Small Cap Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	166
3 Years	514
5 Years	887
10 Years	1,933
Class Y, Invesco Small Cap Equity Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	115
3 Years	359
5 Years	622
10 Years	$ 1,375